Nature of Business and Significant Accounting Policies (Details Narrative) (OWP Ventures, Inc.)	9 Months Ended
	Dec. 31, 2018 USD ($) Number	Jun. 30, 2019 USD ($)
FDIC insured amount		$ 250,000
OWP Ventures, Inc. [Member]
Number of operating segment | Number	1
FDIC insured amount	$ 250,000